FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /    (a)
             or fiscal year ending: 12/31/00  (b)

Is this a transition report? (Y/N): N

Is this an amendment to a previous filing? (Y/N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   Canada Life of America Variable Life Account I

   B. File Number:       811-09667

   C. Telephone Number:  (770) 953-1959

2. A. Street: 6201 Powers Ferry Road NW.

   B. City: Atlanta       C. State: GA  D. Zip Code: 30339  Zip Ext.:

      Foreign Country:                   Foreign Postal Code:
                      ------------------                     --------

3. Is this the first filing on this form by Registrant? (Y/N)     Y
                                                             ---  --

4. Is this the last filing on this form by Registrant?(Y/N)       N
                                                             ---  --

5. Is Registrant a small business investment company (SBIC)?(Y/N)     N
                                                                 ---  --
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y/N)     Y
                                                    ---  --
   [If answer is "Y" (Yes), complete only items 111 through 132.]

                                                     ------------------------
For period ending 12/31/00                          |If filing more than one |
File number 811-09667                               |Page 47, "X" box: [ ]   |
                                                     ------------------------
UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: Canada Life Insurance Company of America
                            -------------------------------------------
     B. [/] File Number (If any):
                                  --------------------
     C. [/] City: Atlanta       State: GA    Zip Code: 30339 Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
111. A. [/] Depositor Name:
                             -------------------------------------------
     B. [/] File Number (If any):
                                  --------------------
     C. [/] City:               State:       Zip Code:       Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
112. A. [/] Sponsor Name:
                         ----------------------------------------------
     B. [/] File Number (If any):
                                 ---------------------
     C. [/] City:               State:       Zip Code:       Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
112. A. [/] Sponsor Name:
                         ----------------------------------------------
     B. [/] File Number (If any):
                                 ---------------------
     C. [/] City:               State:       Zip Code:       Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------

                                                     ------------------------
For period ending 12/31/00                          |If filing more than one |
File number 811-09667                               |Page 48, "X" box: [ ]   |
                                                     ------------------------
113. A.[/] Trustee Name:
                        ----------------------------------------------
     B.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
113. A.[/] Trustee Name:
                        ----------------------------------------------
     B.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
114. A.[/] Principal Underwriter Name: Canada Life of America Financial
                                       Services, Inc.
                                      --------------------------------------
     B.[/] File Number (If any):8-
                                  -------------------
     C.[/] City: Atlanta       State: GA    Zip Code: 30339 Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
114. A.[/] Principal Underwriter Name:
                                      --------------------------------------
     B.[/] File Number (If any):8-
                                  -------------------
     C.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
115. A.[/] Independent Public Accountant Name: Ernst & Young LLP
                                              ---------------------------
     B.[/] City: Atlanta       State: GA    Zip Code: 30308 Zip Ext.: 2215
                -------------        ----            ------          -----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
115. A.[/] Independent Public Accountant Name:
                                              ---------------------------
     B.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------

                                                     ------------------------
For period ending 12/31/00                          |If filing more than one |
File number 811-09667                               |Page 49, "X" box: [ ]   |
                                                     ------------------------


116. Family of investment companies information:
     A. [/] Is Registrant part of a family of investment companies?(Y/N) N
                                                                        ---
     B. [/] Identify the family in 10 letters:
                                              - - - - - - - - - -
    (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)
117. A. [/] Is Registrant a separate account of an insurance company?(Y/N) Y
                                                                          ---
 If answer is "Y", are any of the following types of contracts funded by Registrant?:
     B. [/] Variable annuity contracts? (Y/N)  N
                                             ------------------------------
     C. [/] Scheduled premium variable life contracts? (Y/N)  N
                                                            ---------------
     D. [/] Flexible premium variable life contracts?  (Y/N)  Y
                                                            ---------------
     E. [/] Other types of insurance products registered
            under the Securities Act of 1933?(Y/N)  N
                                                  -------------------------
118. [/] State the number of series existing at the end of the period that had securities registered under the
          Securities Act of 1933? (Y/N)  1
                                      -------------------------
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period?  0
                                     ------------------------------
120. [/] State the total value of the portfolio securities on the date deposit for the new series included in item 119 ($000's omitted)  0
                                  ------------------------------------
121. [/] State the number of series for which a current prospectus was in existence at the end of the period  1
                                                  --------------
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period  1
                                  ------------------------------

                                                     ------------------------
For period ending 12/31/00                          |If filing more than one |
File number 811-09667                               |Page 50, "X" box: [X]   |
                                                     ------------------------

123. [/] State the total value of the additional units
         considered in answering item 122 (000's omitted)------------ $    27

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         (000's omitted)--------------------------------------------- $     0

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the
         current period solely from the sale of units of all series
         of Registrant ($000's omitted)------------------------------ $     0

126.     Of the  amount  shown in item 125,  state  the total  dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any,  collected on units of a prior series  placed in the
         portfolio of a subsequent series.)($000's omitted) --------- $     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number of       Total Assets      Total Income
                                Series          ($000's          Distributions
                               Investing         omitted)       ($000's omitted)
                              ---------        ------------     ----------------
A. U.S. Treasury direct issue  _________        $___________      $___________

B. U.S. Government agency__    _________        $___________      $___________

C. State and municipal tax-free_________        $___________      $___________

D. Public utility debt__________________        $___________      $___________

E. Brokers or dealer debt or debt
   of brokers' or dealers' parent_______        $___________      $___________

F. All other corporate intermed. &
   long-term debt__________    _________        $___________      $___________

G. All other corporate short-term
   debt____________________    _________        $___________      $___________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers_________________    _________        $___________      $___________

I. Investment company equity
   securities_____________     _________        $__________       $___________

                                                    143
J. All other equity securities_______   1       $__________      $___________


K. Other securities____________________         $___________      $___________


L. Total assets of all series of                    143
   registrant__________________________ 1       $___________      $___________

                                                     ------------------------
For period ending 12/31/00                          |If filing more than one |
File number 811-09667                               |Page 51, "X" box: [ ]   |
                                                     ------------------------

128. [/]  Is the timely  payment of  principal  and interest on any of the portfolio  securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
          entity other than the issuer?(Y/N) -------------------------   N

          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period?(Y/N) ------------   N

          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees?(Y/N) --------   N

131.      Total expenses  incurred by all series of Registrant  during the current reporting period ($000's) ---------------------- $  0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

811-______ 811-_____          811-_____          811-______          811-_______

                                  SIGNATURE PAGE

      This report is signed on behalf of the Registrant (or Depositor or Trustee) in the County of Fulton, State of Georgia on the 27th day of February, 2001.



                             Canada Life of America Variable Life Account I
                             -------------------------------------------------
                                (Name of Registrant, Depositor or Trustee)



Witness: /s/ Karen K. Blair             By: /s/ Laura L. Ervin
         -------------------------      ------------------------
             Karen K. Blair                     Laura L. Ervin
             Support Specialist,                Assistant Treasurer
             Financial Reporting            (Name and title of person signing
                                            of Registrant, Depositor or Trustee)